Leases	12 Months Ended
Jan. 31, 2022
Leases
Leases

Note 9 - Leases

The Company determines if an arrangement contains a lease at inception. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company’s leases consist of office space, manufacturing space and machinery and equipment. The Company utilized a portfolio approach in determining the discount rate. The portfolio approach takes into consideration the range of the term, the range of the lease payments, the category of the underlying asset and the Company’s estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company also considered its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option. These operating leases contain renewal options for periods ranging from three to five years that expire at various dates with no residual value guarantees. Future obligations relating to the exercise of renewal options is included in the measurement if, based on the judgment of management, the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of the renewal rate compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. Management reasonably plans to exercise all options, and as such, all renewal options are included in the measurement of the right-of-use assets and operating lease liabilities.

Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient.

The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred.

On March 1, 2021, the Company amended an existing lease with the landlord for a new premise with a greater square footage. Upon cancellation of the existing lease, the Company wrote-off the net right of use asset and corresponding lease liability of $22,870. The Company recorded a right of use asset and related liability of $328,148 for the new space which will be occupied over a 60-month period.

On December 29, 2021, the Company entered into a new right of use obligation with a related party (See Note 6) for office, manufacturing, and storage space in Farmingdale, New York. In connection with this lease, the Company recorded a right of use asset and corresponding lease liability of $2,129,084.

The components of lease expense were as follows:

	For the Year Ended	For the Year Ended
	January 31, 2022	January 31, 2021
Finance lease
Depreciation of assets	$145,066	$129,104
Interest on lease liabilities	33,675	36,169
Operating leases	355,786	309,357
Total net lease cost	$534,527	$474,630

Supplemental balance sheet information related to leases was as follows:

	January 31, 2022	January 31, 2021
Operating leases:
Operating lease ROU assets	$3,596,317	$1,352,483

Current operating lease liabilities, included in current liabilities	$292,699	$147,684
Noncurrent operating lease liabilities, included in long-term liabilities	3,339,255	1,218,487
Total operating lease liabilities	$3,631,954	$1,366,171

Finance leases
Property and equipment, at cost	$1,079,706	$951,656
Accumulated depreciation	(405,436)	(260,370)
Property and equipment, net	$674,270	$691,286

Current obligations of finance lease liabilities, included in current liabilities	$218,039	$190,554
Finance leases, net of current obligations, included in long-term liabilities	376,132	474,743
Total finance lease liabilities	$594,171	$665,297

Supplemental cash flow and other information related to leases was as follows:

	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$168,849	$132,694
Financing cash flows from finance leases	199,176	156,450

ROU assets obtained in exchange for lease liabilities:
Operating leases	$2,457,502	$-
Finance leases	128,050	401,387

Weighted average remaining lease term (in years):
Operating leases	8.5	6.8
Finance leases	3.0	3.9

Weighted average discount rate:
Operating leases	4.85%	6.54%
Finance leases	4.45%	4.57%

For the Twelve Months Ending January 31,
2023	$756,450
2024	713,319
2025	689,398
2026	611,124
2027	464,909
Thereafter	1,825,924
Total lease payments	$5,061,124
Less: amounts representing interest	(834,999)
Total lease obligations	$4,226,125